Related Party Transactions - Schedule of Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Related Party [Line Items]
Management salaries and directors' fees	$ 402	$ 378
Share-based compensation	425	540
Total	1,021	1,118
Directors [Member]
Disclosure Of Related Party [Line Items]
Management salaries and directors' fees	$ 194	$ 200